N-4	Dec. 31, 2022
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Premier Innovations (Series II)
Prospectus:
Portfolio Company Objective [Text Block]	FUNDTYPE
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s Current Expenses reflect a temporary fee reduction.
Premier Innovations (Series II) | AllspringUtilityandTelecommunicationsFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	(8.83%)
Average Annual Total Returns, 5 Years [Percent]	4.57%
Average Annual Total Returns, 10 Years [Percent]	9.27%
Premier Innovations (Series II) | AmericanCenturyEquityIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(10.72%)
Average Annual Total Returns, 5 Years [Percent]	0.03%
Average Annual Total Returns, 10 Years [Percent]	1.27%
Premier Innovations (Series II) | AmericanCenturyFocusedLargeCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	0.81%
Average Annual Total Returns, 5 Years [Percent]	7.96%
Average Annual Total Returns, 10 Years [Percent]	10.95%
Premier Innovations (Series II) | AmericanCenturyGinnieMaeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	(18.53%)
Average Annual Total Returns, 5 Years [Percent]	1.09%
Average Annual Total Returns, 10 Years [Percent]	4.01%
Premier Innovations (Series II) | AmericanCenturyGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Equity Precious Metals
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(16.86%)
Average Annual Total Returns, 5 Years [Percent]	6.92%
Average Annual Total Returns, 10 Years [Percent]	(1.89%)
Premier Innovations (Series II) | DelawareIvyAssetStrategyFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	4.32%
Average Annual Total Returns, 5 Years [Percent]	9.26%
Average Annual Total Returns, 10 Years [Percent]	11.87%
Premier Innovations (Series II) | DelawareIvyLargeCapGrowthFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	1.35%
Average Annual Total Returns, 5 Years [Percent]	8.61%
Average Annual Total Returns, 10 Years [Percent]	10.21%
Premier Innovations (Series II) | ColumbiaSmallCapValueFundIClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Columbia Small Cap Value Fund I - Class A
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Premier Innovations (Series II) | FranklinStrategicIncomeFundClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Franklin Strategic Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Premier Innovations (Series II) | InvescoComstockFundClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco Comstock Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Premier Innovations (Series II) | InvescoEQVInternationalEquityFundClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco EQV International Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Premier Innovations (Series II) | InvescoGoldandSpecialMineralsFundClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco Gold & Special Minerals Fund - Class A (Closed to Contracts issued on or about 3/1/2013)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Premier Innovations (Series II) | InvescoSmallCapValueFundClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco Small Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Premier Innovations (Series II) | InvescoValueOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco Value Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Hartford 403(b) Cornerstone Innovations
Prospectus:
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s Current Expenses reflect a temporary fee reduction.
Hartford 403(b) Cornerstone Innovations | AllspringUtilityandTelecommunicationsFundClassAMember
Prospectus:
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	8.83%
Average Annual Total Returns, 5 Years [Percent]	4.57%
Average Annual Total Returns, 10 Years [Percent]	9.27%
Hartford 403(b) Cornerstone Innovations | AmericanCenturyEquityIncomeFundClassAMember
Prospectus:
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	10.72%
Average Annual Total Returns, 5 Years [Percent]	0.03%
Average Annual Total Returns, 10 Years [Percent]	1.27%
Hartford 403(b) Cornerstone Innovations | AmericanCenturyFocusedLargeCapValueFundClassAMember
Prospectus:
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	0.81%
Average Annual Total Returns, 5 Years [Percent]	7.96%
Average Annual Total Returns, 10 Years [Percent]	10.95%
Hartford 403(b) Cornerstone Innovations | AmericanCenturyGinnieMaeFundClassAMember
Prospectus:
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	18.53%
Average Annual Total Returns, 5 Years [Percent]	1.09%
Average Annual Total Returns, 10 Years [Percent]	4.01%
Hartford 403(b) Cornerstone Innovations | AmericanCenturyGrowthFundClassAMember
Prospectus:
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	16.86%
Average Annual Total Returns, 5 Years [Percent]	6.92%
Average Annual Total Returns, 10 Years [Percent]	1.89%
Hartford 403(b) Cornerstone Innovations | DelawareIvyAssetStrategyFundClassYMember
Prospectus:
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	4.32%
Average Annual Total Returns, 5 Years [Percent]	9.26%
Average Annual Total Returns, 10 Years [Percent]	11.87%
Hartford 403(b) Cornerstone Innovations | DelawareIvyLargeCapGrowthFundClassYMember
Prospectus:
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	1.35%
Average Annual Total Returns, 5 Years [Percent]	8.61%
Average Annual Total Returns, 10 Years [Percent]	10.21%
Hartford 403(b) Cornerstone Innovations | ColumbiaSmallCapValueFundIClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Columbia Small Cap Value Fund I - Class A
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Hartford 403(b) Cornerstone Innovations | FranklinStrategicIncomeFundClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Franklin Strategic Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Hartford 403(b) Cornerstone Innovations | InvescoComstockFundClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco Comstock Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Hartford 403(b) Cornerstone Innovations | InvescoEQVInternationalEquityFundClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco EQV International Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Hartford 403(b) Cornerstone Innovations | InvescoGoldandSpecialMineralsFundClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco Gold & Special Minerals Fund - Class A (Closed to Contracts issued on or about 3/1/2013)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Hartford 403(b) Cornerstone Innovations | InvescoSmallCapValueFundClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco Small Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Hartford 403(b) Cornerstone Innovations | InvescoValueOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco Value Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.